Revenues - Summary of Breakdown of Revenues by Product Line (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 960,122	€ 903,059
ZEGNA brand
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	566,067	541,319
Thom Browne
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	166,721	206,951
TOM FORD FASHION
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	148,493	64,015
Textile
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	71,836	73,072
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenues	€ 7,005	€ 17,702